Investments - Unrealized Capital Losses (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	$ 16,193.7	$ 2,606.3	$ 4,062.3
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	771.5	40.3	138.7
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	1,469.2	240.6	1,939.1
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	153.7	15.4	164.1
More Than Twelve Months Below Amortized Cost, Fair Value	1,142.6	1,784.8	2,824.2
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	143.8	237.0	614.7
Total, Fair Value	18,805.5	4,631.7	8,825.6
Total Unrealized Capital Losses	1,069.0	292.7	917.5
U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	2,109.3	451.2	0
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	50.7	1.8	0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	43.8	0	0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	8.1	0	0
More Than Twelve Months Below Amortized Cost, Fair Value	0	0	0
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	0	0	0
Total, Fair Value	2,153.1	451.2	0
Total Unrealized Capital Losses	58.8	1.8	0
U.S. corporate, state and municipalities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	9,214.3	1,333.4	1,812.9
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	502.6	19.2	55.7
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	930.4	116.5	173.2
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	111.5	3.0	10.4
More Than Twelve Months Below Amortized Cost, Fair Value	291.3	231.2	393.4
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	38.7	26.6	45.3
Total, Fair Value	10,436.0	1,681.1	2,379.5
Total Unrealized Capital Losses	652.8	48.8	111.4
Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	3,118.3	360.2	1,177.6
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	181.7	12.7	66.2
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	231.2	59.8	80.2
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	26.9	7.4	7.3
More Than Twelve Months Below Amortized Cost, Fair Value	170.7	314.9	655.8
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	19.1	39.2	71.9
Total, Fair Value	3,520.2	734.9	1,913.6
Total Unrealized Capital Losses	227.7	59.3	145.4
Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	1,445.8	369.3	426.6
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	32.3	6.4	5.1
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	241.6	42.0	388.3
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	7.2	2.1	16.1
More Than Twelve Months Below Amortized Cost, Fair Value	368.7	585.1	865.1
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	42.0	78.2	219.6
Total, Fair Value	2,056.1	996.4	1,680.0
Total Unrealized Capital Losses	81.5	86.7	240.8
Commercial mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	24.2	22.0	338.3
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	0.5	0.2	6.4
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	2.0	15.3	1,131.6
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	0	1.7	87.6
More Than Twelve Months Below Amortized Cost, Fair Value	18.3	44.4	241.4
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	2.1	4.2	55.2
Total, Fair Value	44.5	81.7	1,711.3
Total Unrealized Capital Losses	2.6	6.1	149.2
Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	224.8	70.2	306.9
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	3.0	0	5.3
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	20.2	7.0	165.8
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	0	1.2	42.7
More Than Twelve Months Below Amortized Cost, Fair Value	293.6	609.2	668.5
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	41.9	88.8	222.7
Total, Fair Value	538.6	686.4	1,141.2
Total Unrealized Capital Losses	44.9	90.0	270.7
U.S. government agencies and authorities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	57.0	0
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	0.7	0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	0	0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	0	0
More Than Twelve Months Below Amortized Cost, Fair Value	0	0
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	0	0
Total, Fair Value	57.0	0
Total Unrealized Capital Losses	$ 0.7	$ 0